Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Franklin Strategic Series
Entity Central Index Key	0000872625
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Growth Opportunities Fund
Class Name	Class A
Trading Symbol	FGRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Growth Opportunities Fund for the period May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$48	0.89%
[1],[2]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.89%
Net Assets	$ 4,588,362,911
Holdings Count | $ / shares	88	[3]
Investment Company Portfolio Turnover	8.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$4,588,362,911
Total Number of Portfolio Holdings*	88
Portfolio Turnover Rate	8.96%
[3]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Growth Opportunities Fund
Class Name	Class C
Trading Symbol	FKACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Growth Opportunities Fund for the period May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$88	1.64%
[4],[5]
Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.64%
Net Assets	$ 4,588,362,911
Holdings Count | $ / shares	88	[6]
Investment Company Portfolio Turnover	8.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$4,588,362,911
Total Number of Portfolio Holdings*	88
Portfolio Turnover Rate	8.96%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Growth Opportunities Fund
Class Name	Class R
Trading Symbol	FKARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Growth Opportunities Fund for the period May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$61	1.14%
[7],[8]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.14%
Net Assets	$ 4,588,362,911
Holdings Count | $ / shares	88	[9]
Investment Company Portfolio Turnover	8.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$4,588,362,911
Total Number of Portfolio Holdings*	88
Portfolio Turnover Rate	8.96%
[9]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Growth Opportunities Fund
Class Name	Class R6
Trading Symbol	FOPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Growth Opportunities Fund for the period May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$31	0.57%
[10],[11]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.57%
Net Assets	$ 4,588,362,911
Holdings Count | $ / shares	88	[12]
Investment Company Portfolio Turnover	8.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$4,588,362,911
Total Number of Portfolio Holdings*	88
Portfolio Turnover Rate	8.96%
[12]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Growth Opportunities Fund
Class Name	Advisor Class
Trading Symbol	FRAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Growth Opportunities Fund for the period May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$34	0.64%
[13],[14]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%
Net Assets	$ 4,588,362,911
Holdings Count | $ / shares	88	[15]
Investment Company Portfolio Turnover	8.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$4,588,362,911
Total Number of Portfolio Holdings*	88
Portfolio Turnover Rate	8.96%
[15]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Growth Fund
Class Name	Class A
Trading Symbol	FSGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small Cap Growth Fund for the period May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$54	1.04%
[16],[17]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%
Net Assets	$ 2,758,042,092
Holdings Count | $ / shares	125	[18]
Investment Company Portfolio Turnover	9.15%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$2,758,042,092
Total Number of Portfolio Holdings*	125
Portfolio Turnover Rate	9.15%
[18]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Growth Fund
Class Name	Class C
Trading Symbol	FCSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small Cap Growth Fund for the period May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$93	1.79%
[19],[20]
Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.79%
Net Assets	$ 2,758,042,092
Holdings Count | $ / shares	125	[21]
Investment Company Portfolio Turnover	9.15%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$2,758,042,092
Total Number of Portfolio Holdings*	125
Portfolio Turnover Rate	9.15%
[21]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Growth Fund
Class Name	Class R
Trading Symbol	FSSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small Cap Growth Fund for the period May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$67	1.29%
[22],[23]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.29%
Net Assets	$ 2,758,042,092
Holdings Count | $ / shares	125	[24]
Investment Company Portfolio Turnover	9.15%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$2,758,042,092
Total Number of Portfolio Holdings*	125
Portfolio Turnover Rate	9.15%
[24]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	FSMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small Cap Growth Fund for the period May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$34	0.65%
[25],[26]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 2,758,042,092
Holdings Count | $ / shares	125	[27]
Investment Company Portfolio Turnover	9.15%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$2,758,042,092
Total Number of Portfolio Holdings*	125
Portfolio Turnover Rate	9.15%
[27]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Growth Fund
Class Name	Advisor Class
Trading Symbol	FSSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small Cap Growth Fund for the period May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$41	0.79%
[28],[29]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Net Assets	$ 2,758,042,092
Holdings Count | $ / shares	125	[30]
Investment Company Portfolio Turnover	9.15%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$2,758,042,092
Total Number of Portfolio Holdings*	125
Portfolio Turnover Rate	9.15%
[30]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Small-Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	FRSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth Fund for the period May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$45	0.85%
[31],[32]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
Net Assets	$ 3,961,125,238
Holdings Count | $ / shares	105	[33]
Investment Company Portfolio Turnover	21.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,961,125,238
Total Number of Portfolio Holdings*	105
Portfolio Turnover Rate	21.22%
[33]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Small-Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	FRSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth Fund for the period May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$83	1.59%
[34],[35]
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.59%
Net Assets	$ 3,961,125,238
Holdings Count | $ / shares	105	[36]
Investment Company Portfolio Turnover	21.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,961,125,238
Total Number of Portfolio Holdings*	105
Portfolio Turnover Rate	21.22%
[36]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Small-Mid Cap Growth Fund
Class Name	Class R
Trading Symbol	FSMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth Fund for the period May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$57	1.09%
[37],[38]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.09%
Net Assets	$ 3,961,125,238
Holdings Count | $ / shares	105	[39]
Investment Company Portfolio Turnover	21.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,961,125,238
Total Number of Portfolio Holdings*	105
Portfolio Turnover Rate	21.22%
[39]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Small-Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	FMGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth Fund for the period May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$26	0.50%
[40],[41]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 3,961,125,238
Holdings Count | $ / shares	105	[42]
Investment Company Portfolio Turnover	21.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,961,125,238
Total Number of Portfolio Holdings*	105
Portfolio Turnover Rate	21.22%
[42]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Small-Mid Cap Growth Fund
Class Name	Advisor Class
Trading Symbol	FSGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth Fund for the period May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$31	0.60%
[43],[44]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 3,961,125,238
Holdings Count | $ / shares	105	[45]
Investment Company Portfolio Turnover	21.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,961,125,238
Total Number of Portfolio Holdings*	105
Portfolio Turnover Rate	21.22%
[45]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Biotechnology Discovery Fund
Class Name	Class A
Trading Symbol	FBDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Biotechnology Discovery Fund for the period May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$53	1.01%
[46],[47]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.01%
Net Assets	$ 896,599,561
Holdings Count | $ / shares	98	[48]
Investment Company Portfolio Turnover	11.92%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$896,599,561
Total Number of Portfolio Holdings*	98
Portfolio Turnover Rate	11.92%
[48]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Biotechnology Discovery Fund
Class Name	Class C
Trading Symbol	FBTDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Biotechnology Discovery Fund for the period May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$93	1.76%
[49],[50]
Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.76%
Net Assets	$ 896,599,561
Holdings Count | $ / shares	98	[51]
Investment Company Portfolio Turnover	11.92%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$896,599,561
Total Number of Portfolio Holdings*	98
Portfolio Turnover Rate	11.92%
[51]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Biotechnology Discovery Fund
Class Name	Class R6
Trading Symbol	FRBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Biotechnology Discovery Fund for the period May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$35	0.66%
[52],[53]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
Net Assets	$ 896,599,561
Holdings Count | $ / shares	98	[54]
Investment Company Portfolio Turnover	11.92%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$896,599,561
Total Number of Portfolio Holdings*	98
Portfolio Turnover Rate	11.92%
[54]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Biotechnology Discovery Fund
Class Name	Advisor Class
Trading Symbol	FTDZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Biotechnology Discovery Fund for the period May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$40	0.76%
[55],[56]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%
Net Assets	$ 896,599,561
Holdings Count | $ / shares	98	[57]
Investment Company Portfolio Turnover	11.92%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$896,599,561
Total Number of Portfolio Holdings*	98
Portfolio Turnover Rate	11.92%
[57]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Natural Resources Fund
Class Name	Class A
Trading Symbol	FRNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Natural Resources Fund for the period May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$49	0.99%
[58],[59]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Net Assets	$ 337,872,240
Holdings Count | $ / shares	93	[60]
Investment Company Portfolio Turnover	5.20%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$337,872,240
Total Number of Portfolio Holdings*	93
Portfolio Turnover Rate	5.20%
[60]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Natural Resources Fund
Class Name	Class C
Trading Symbol	FNCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Natural Resources Fund for the period May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$87	1.74%
[61],[62]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.74%
Net Assets	$ 337,872,240
Holdings Count | $ / shares	93	[63]
Investment Company Portfolio Turnover	5.20%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$337,872,240
Total Number of Portfolio Holdings*	93
Portfolio Turnover Rate	5.20%
[63]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Natural Resources Fund
Class Name	Class R6
Trading Symbol	FNCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Natural Resources Fund for the period May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$30	0.61%
[64],[65]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
Net Assets	$ 337,872,240
Holdings Count | $ / shares	93	[66]
Investment Company Portfolio Turnover	5.20%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$337,872,240
Total Number of Portfolio Holdings*	93
Portfolio Turnover Rate	5.20%
[66]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Natural Resources Fund
Class Name	Advisor Class
Trading Symbol	FNRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Natural Resources Fund for the period May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$37	0.74%
[67],[68]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
Net Assets	$ 337,872,240
Holdings Count | $ / shares	93	[69]
Investment Company Portfolio Turnover	5.20%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$337,872,240
Total Number of Portfolio Holdings*	93
Portfolio Turnover Rate	5.20%
[69]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Core Plus Bond Fund
Class Name	Class A
Trading Symbol	FRSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Core Plus Bond Fund (previously known as Franklin Strategic Income Fund) for the period May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$48	0.93%
[70],[71]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
Net Assets	$ 2,569,415,815
Holdings Count | $ / shares	701	[72]
Investment Company Portfolio Turnover	53.06%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$2,569,415,815
Total Number of Portfolio Holdings*	701
Portfolio Turnover Rate	53.06%
[72]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Core Plus Bond Fund
Class Name	Class C
Trading Symbol	FSGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Core Plus Bond Fund (previously known as Franklin Strategic Income Fund) for the period May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$69	1.33%
[73],[74]
Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.33%
Net Assets	$ 2,569,415,815
Holdings Count | $ / shares	701	[75]
Investment Company Portfolio Turnover	53.06%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$2,569,415,815
Total Number of Portfolio Holdings*	701
Portfolio Turnover Rate	53.06%
[75]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Core Plus Bond Fund
Class Name	Class R
Trading Symbol	FKSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Core Plus Bond Fund (previously known as Franklin Strategic Income Fund) for the period May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$61	1.18%
[76],[77]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.18%
Net Assets	$ 2,569,415,815
Holdings Count | $ / shares	701	[78]
Investment Company Portfolio Turnover	53.06%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$2,569,415,815
Total Number of Portfolio Holdings*	701
Portfolio Turnover Rate	53.06%
[78]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Core Plus Bond Fund
Class Name	Class R6
Trading Symbol	FGKNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Core Plus Bond Fund (previously known as Franklin Strategic Income Fund) for the period May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$29	0.56%
[79],[80]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
Net Assets	$ 2,569,415,815
Holdings Count | $ / shares	701	[81]
Investment Company Portfolio Turnover	53.06%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$2,569,415,815
Total Number of Portfolio Holdings*	701
Portfolio Turnover Rate	53.06%
[81]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Core Plus Bond Fund
Class Name	Advisor Class
Trading Symbol	FKSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Core Plus Bond Fund (previously known as Franklin Strategic Income Fund) for the period May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$35	0.68%
[82],[83]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 2,569,415,815
Holdings Count | $ / shares	701	[84]
Investment Company Portfolio Turnover	53.06%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$2,569,415,815
Total Number of Portfolio Holdings*	701
Portfolio Turnover Rate	53.06%
[84]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	Annualized.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	Annualized.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[17]
†	Annualized.

[18]
*	Does not include derivatives, except purchased options, if any.

[19]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[20]
†	Annualized.

[21]
*	Does not include derivatives, except purchased options, if any.

[22]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[23]
†	Annualized.

[24]
*	Does not include derivatives, except purchased options, if any.

[25]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[26]
†	Annualized.

[27]
*	Does not include derivatives, except purchased options, if any.

[28]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[29]
†	Annualized.

[30]
*	Does not include derivatives, except purchased options, if any.

[31]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[32]
†	Annualized.

[33]
*	Does not include derivatives, except purchased options, if any.

[34]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[35]
†	Annualized.

[36]
*	Does not include derivatives, except purchased options, if any.

[37]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[38]
†	Annualized.

[39]
*	Does not include derivatives, except purchased options, if any.

[40]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[41]
†	Annualized.

[42]
*	Does not include derivatives, except purchased options, if any.

[43]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[44]
†	Annualized.

[45]
*	Does not include derivatives, except purchased options, if any.

[46]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[47]
†	Annualized.

[48]
*	Does not include derivatives, except purchased options, if any.

[49]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[50]
†	Annualized.

[51]
*	Does not include derivatives, except purchased options, if any.

[52]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[53]
†	Annualized.

[54]
*	Does not include derivatives, except purchased options, if any.

[55]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[56]
†	Annualized.

[57]
*	Does not include derivatives, except purchased options, if any.

[58]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[59]
†	Annualized.

[60]
*	Does not include derivatives, except purchased options, if any.

[61]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[62]
†	Annualized.

[63]
*	Does not include derivatives, except purchased options, if any.

[64]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[65]
†	Annualized.

[66]
*	Does not include derivatives, except purchased options, if any.

[67]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[68]
†	Annualized.

[69]
*	Does not include derivatives, except purchased options, if any.

[70]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[71]
†	Annualized.

[72]
*	Does not include derivatives, except purchased options, if any.

[73]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[74]
†	Annualized.

[75]
*	Does not include derivatives, except purchased options, if any.

[76]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[77]
†	Annualized.

[78]
*	Does not include derivatives, except purchased options, if any.

[79]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[80]
†	Annualized.

[81]
*	Does not include derivatives, except purchased options, if any.

[82]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[83]
†	Annualized.

[84]
*	Does not include derivatives, except purchased options, if any.